Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 80,757	$ 138,024
Restricted cash	825	3,909
Accounts receivable, net	2,532	2,350
Inventories	6,316	5,595
Prepaid expenses and other current assets	6,711	8,132
Due from related parties	1,472	3,860
Total current assets	98,613	161,870
NON - CURRENT ASSETS
Vessels in operation	1,140,583	1,155,586
Advances for vessels acquisitions and other additions	1,364	10,791
Intangible assets - charter agreements	0	1,467
Deferred charges, net	22,951	16,408
Restricted cash, net of current portion	10,680	5,703
Total non - current assets	1,175,578	1,189,955
TOTAL ASSETS	1,274,191	1,351,825
CURRENT LIABILITIES
Accounts payable	10,557	9,052
Accrued liabilities	19,127	22,916
Current portion of long - term debt	76,681	87,532
Deferred revenue	5,623	9,987
Due to related parties	225	109
Total current liabilities	112,213	129,596
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	692,775	809,357
Intangible liabilities - charter agreements	4,462	6,470
Total non - current liabilities	697,237	815,827
Total liabilities	809,450	945,423
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid in capital	586,355	565,586
Accumulated deficit	(121,794)	(159,362)
Total shareholders' equity	464,741	406,402
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,274,191	1,351,825
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	177	175
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	0	0
Series C Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 3	$ 3